CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Attributable to the shareholders of Actions Semiconductor Co., Ltd. [Member]	Non controlling interest [Member]
Balance at Dec. 31, 2009	$ 273,311	$ 1	$ 31,423	$ 20,239	$ 221,648	$ 273,311
Balance, shares at Dec. 31, 2009		450,563,676
Repurchase of ordinary shares	(9,019)		(9,019)			(9,019)
Repurchase of ordinary shares, shares	(24,212,718)	(24,212,718)
Share-based compensation	1,532		1,532			1,532
Exercise of share-based awards	316		316			316
Exercise of share-based awards, shares		1,354,350
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	4,350			4,350		4,350
Acquisition of a subsidiary	10						10
Unrealized loss on other other investments	(169)			(169)		(169)
Net income (loss)	348				384	384	(36)
Balance at Dec. 31, 2010	270,679	1	24,252	24,420	222,032	270,705	(26)
Balance, shares at Dec. 31, 2010		427,705,308
Repurchase of ordinary shares	(6,251)		(6,251)			(6,251)
Repurchase of ordinary shares, shares	(16,594,848)	(16,594,848)
Share-based compensation	1,928		1,928			1,928
Exercise of share-based awards	671		671			671
Exercise of share-based awards, shares	479,196	2,875,176
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	8,169			8,169		8,169
Unrealized loss on other other investments
Net income (loss)	3,010				3,005	3,005	5
Balance at Dec. 31, 2011	278,206	1	20,600	32,589	225,037	278,227	(21)
Balance, shares at Dec. 31, 2011		413,985,636
Repurchase of ordinary shares	(4,166)		(4,166)			(4,166)
Repurchase of ordinary shares, shares	(14,812,056)	(14,812,056)
Share-based compensation	1,465		1,465			1,465
Exercise of share-based awards	2,303	9,811,512	2,303			2,303
Exercise of share-based awards, shares	1,635,252
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	3,162			3,162		3,162
Unrealized loss on other other investments
Net income (loss)	(2,210)				(2,202)	(2,202)	(8)
Balance at Dec. 31, 2012	$ 278,760	$ 1	$ 20,202	$ 35,751	$ 222,835	$ 278,789	$ (29)
Balance, shares at Dec. 31, 2012		408,985,092